Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted cash	$ 15,000	$ 10,500
Allowance for doubtful accounts	$ 84	$ 54
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years
CMTC
Major customer percentage	32.00%	45.00%	24.00%
British Petroleum Shipping Limited ("BP")
Major customer percentage	17.00%	23.00%	32.00%
Overseas Shipholding Group Inc ("OSG")
Major customer percentage			11.00%
A.P. Moler-Maersk A.S. ("Maersk")
Major customer percentage	14.00%
Hyundai Merchant Marine Co Ltd ("HMM")
Major customer percentage	13.00%